Contracts payable	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Contracts payable [Abstract]
Contracts payable

6. Contracts Payable

The Company entered into a consulting contract for financing, structure, and investor services on March 2, 2010 for 800,000 shares of Common Stock valued at $500,000. The contract is for a period of three years and is being amortized ratably over the service period.

6.	Contracts payable

The Company had a director of the Company pay for consulting services related to the marketing of the Company, its financing and financial operations. The director paid the consultants 220,000 shares in 2010 and 100,000 shares in 2011 of his common stock of the Company in exchange for the services valued at $ 230,000. One of the contracts is for a period of one year, the fiscal year 2010, amortized over that period. The second contract is for two years beginning January 1, 2010 and will be amortized over the two year period. The unused balance of the contact is carried as prepaid expenses. The stock was repaid in equal shares during the second fiscal quarter of 2011 and was adjusted for the 100 to 1 stock reverse on a pro rata basis.

The Company owes a director for services related to the operations of the pipeline business and purchase of oil and gas properties. The board of directors agreed to pay the director on a three year contract beginning January 1, 2010 $245,000 to be paid in the form of 350,000 shares of common stock. The expense will be amortized over the life of the contract at $30,625 per quarter and the unused balance will be carried as a prepaid expense. The contract was paid in equal shares during the second fiscal quarter of 2011.

The Company entered into a consulting contract with an unrelated party for financing, structure, and investor services on March 2, 2010 for 800,000 shares of Common Stock valued at $500,000. The contract is for a period of three years and will be amortized over a thirty-six month period. The contract was paid in equal shares during the second fiscal quarter and 770,000 shares were issued in May 2011. The remaining 30,000 shares owed are valued at $ 18,750.

The Company owed its directors for services for part of 2008, 2009, 2010 and first quarter 2011. They were accruing $128,000 during fiscal 2010 and first quarter of fiscal 2011 to be paid in the future with 72,841 shares of Common Stock valued at an average of $1.76 per share. All shares were issued in May 2011.